Maturities of Long-Term Debt and Capital Leases, Excluding Discount on Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 3,078
2013	2,041
2014	1,264
2015	1,056
2016	599
2017 and thereafter	1,034,634
Long-term debt and capital leases, excluding discount on Senior Notes	$ 1,042,672